Significant accounting judgements estimates and assumptions - Additional information (Detail) $ in Thousands, m³ in Millions, MMBbls in Millions	12 Months Ended			48 Months Ended	50 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2027 Kilocalories MMBbls	Feb. 28, 2027 m³	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Feb. 23, 2023 USD ($)	Feb. 15, 2023 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 22,576	$ 22,576
Tax rate	30.00%	30.00%	30.00%
Asset retirement obligations	$ 32,438	$ 15,287
Gain related to the transfer of conventional assets	0	89,659	$ 0
Other non-cash costs related to the transfer of conventional assets	33,570	27,539
Cash	10,734	10,000				$ 5,734	$ 10,734	$ 26,468	$ 10,000
Receivable related to the transfer of conventional assets		205,730
Gains (losses) on disposals of property, plant and equipment		$ 120,529
Proportion of ownership interest in joint operation		100.00%
Volume Of Natural Gas Receivable | Kilocalories				9,300
Volume Of Oil Reserve Receivable				4	300
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Gains (losses) on disposals of other non-current assets		$ 5,542
Initial Business Combination [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 22,576	22,576
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Tax rate	35.00%
Impairment loss		1,679
Argentina [Member] | Non Operating Conventional Oil Concessions and Gas [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss		1,679
Mexico [member]
Disclosure of information for cash-generating units [line items]
Tax rate	30.00%
Impairment loss	$ 4,207	22,906
Mexico [member] | Conventional Oil and Gas Operating Concessions [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 4,207	$ 22,906